Document And Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	TH International Limited
Trading Symbol	THCH
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	165,917,880
Amendment Flag	false
Entity Central Index Key	0001877333
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41516
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	2501 Central Plaza
Entity Address, Address Line Two	227 Huangpi North Road
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	200003
Title of 12(b) Security	Ordinary share, par value US$0.00000939586994067732 per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	1186
Auditor Name	KPMG Huazhen LLP
Auditor Location	Shanghai, China
Business Contact
Document Information Line Items
Entity Address, Address Line One	2501 Central Plaza
Entity Address, Address Line Two	227 Huangpi North Road
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	200003
Contact Personnel Name	Yongchen Lu
Local Phone Number	021-6136-6616
City Area Code	+86